Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			66,168,000		56,711,000	18,697,000
Accounts Receivable, Net					$ 4,000	$ 30,032	$ 4,000
Depreciation, Depletion and Amortization, Total	196,054	221,351	627,094	633,535	844,888	1,009,140	5,243,382	5,870,476
Accrued Warranty Expense					81,250		81,250
Research and Development Expense, Total	600,162	658,880	2,126,144	2,367,014	2,772,926	2,845,267	28,534,725	30,660,869
French Government [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Research and Development Expense, Total					$ 398,285	$ 279,688